Formation of LiveXLive Tickets, Inc. and Acquisition of Wantickets' Assets (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Revenue	$ 276,243		$ 225,000
Cost of revenue	78,869
Gross Margin	197,374
Operating Expenses [Abstract]
Selling, General and Administrative Expense	2,287,585	1,084,886	5,349,801	3,619,000
Related party expenses	90,000	90,000	360,000	360,000
Total operating expenses	2,377,585	1,174,886	5,709,801	3,979,000
Loss from operations	(2,180,211)	(1,174,886)	(5,484,801)	(3,979,000)
Other income (expense):
Interest expense, net	(634,949)	(712,268)	(512,152)	(178,498)
Earnings from investment in OCHL		83,184	132,832	410,553
Total other income (expenses)	(634,949)	(629,084)	(8,764,918)	232,055
Net loss	$ (2,815,160)	$ (1,803,970)	$ (14,249,719)	$ (3,746,944)
Net loss per share - basic and diluted	$ (0.03)	$ (0.02)	$ (0.15)	$ (0.04)
Weighted average common shares - basic and diluted	106,584,364	92,596,918	97,596,206	90,082,796
Pro Forma [Member]
Revenue	$ 386,020	$ 979,000	$ 3,972,000	$ 5,744,000
Cost of revenue	91,891	247,000	1,147,000	2,052,000
Gross Margin	294,129	732,000	2,825,000	3,692,000
Operating Expenses [Abstract]
Selling, General and Administrative Expense	2,406,949	1,869,886	9,479,801	7,297,000
Related party expenses	90,000	90,000	360,000	360,000
Total operating expenses	2,496,949	1,959,886	9,839,801	7,657,000
Loss from operations	(2,202,820)	(1,227,886)	(7,014,801)	(3,965,000)
Other income (expense):
Interest expense, net	(634,949)	(701,268)	(497,152)	(218,498)
Earnings from investment in OCHL		83,184	132,832	410,553
Total other income (expenses)	(634,949)	(618,084)	(8,749,918)	192,055
Net loss	$ (2,837,769)	$ (1,845,970)	$ (15,764,719)	$ (3,772,945)
Net loss per share - basic and diluted	$ (0.03)	$ (0.02)	$ (0.16)	$ (0.04)
Weighted average common shares - basic and diluted	106,584,364	92,596,918	99,596,206	92,082,796